Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance For Doubtful Accounts Receivable						$ 9,710	$ 10,089
Account Receivables Outstanding						148,155	0
Accounts Receivable						2,000,000
Capitalized Costs						678,973	449,445
Accumulated Amortization						261,323	94,541
Accounts Receivable Sold						3,629,800	1,749,700
Accounts Receivable Available						66,000	362,000
Net Receivable						14,816	0
Financing Line Cost						34,200	21,100
Amortization Expense	$ 53,402	$ 39,844	$ 106,803	$ 74,794		166,783	85,002
2022						217,722
2023						144,989
2024						63,208
2025						2,731
Labor expense related to development cost						153,600	159,700
Recognized Revenue	136,100	$ 132,800	278,300	$ 210,300	$ 500,000	320,000
Future Amortization Expenses						$ 428,650
Sale Of Certain Accounts Receivable Description						The retained amount is equal to 10% of the total accounts receivable invoice sold to the Purchaser. The fee is charged at prime plus 3.6% (effective rate of 6.85% at December 31, 2021) against the average daily outstanding balance of funds advanced.
Accounts Receivable	$ 650,403		$ 650,403			$ 727,297	$ 953,826
Sales Revenue Net [Member] | Customer A
Concentration risk	65.80%	58.80%	65.50%	58.10%		59.60%	61.20%
Accounts Receivable [Member] | Customer A
Concentration risk			20.70%	15.60%		15.60%	38.80%
Customer 1
Accounts Receivable						$ 1,500,000
Customer 1 | Maximum [Member]
Percentage of down payment			75.00%
Customer 1 | Minimum [Member]
Percentage of down payment			50.00%